LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Disclosure of detail information about reconciliation movements of lease liabilities [Table Text Block]

	2020	2019
Balance, beginning of year	$3,532	$4,475
New leases	33	122
Interest expense	144	211
Interest paid	(144)	(211)
Payment of lease liabilities	(1,293)	(1,229)
Effect of changes in foreign exchange rates	20	164
Balance, end of year	$2,292	$3,532

Disclosure of maturity analysis of lease payments [Table text block]
	2020	2019
Year 1	$1,243	$1,472
Year 2	1,138	1,182
Year 3	19	1,112
Year 4	9	18
Year 5+	—	9
Total undiscounted lease payments	$2,409	$3,793

Carrying value of lease liabilities	$2,292	$3,532